Recoverable taxes - Schedule of estimated recovery of PIS and COFINS credits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	R$ 4,203,639	R$ 3,783,271
PIS and COFINS - Federal VAT [member]
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	2,761,262	R$ 2,410,736
PIS and COFINS - Federal VAT [member] | Up to 1 year
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	876,876
PIS and COFINS - Federal VAT [member] | 1 to 2 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	565,008
PIS and COFINS - Federal VAT [member] | 2 to 3 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	640,791
PIS and COFINS - Federal VAT [member] | 3 to 4 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	350,942
PIS and COFINS - Federal VAT [member] | 4 to 5 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	R$ 327,645